Supplemental Financial Information (Other Current Liabilities) (Details) - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Other Liabilities, Current [Abstract]
Contract liabilities	$ 1,501	$ 164
Tax liabilities	229	162
Interest Payable, Current	214	165
Accrued Rebate	95	161
Other (miscellaneous)	577	160
Total other current liabilities	$ 2,616	$ 812